Financing transactions of certain subsidiaries - Accounting for the financing transaction of Chengxin (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2022 CNY (¥)	Mar. 31, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term and Long-term treasury investments
Impairment losses from equity investments accounted for using equity method			¥ 46,843	¥ 59,651	¥ 264,292
Fair value of investments			¥ 4,595,858	¥ 4,153,932		$ 647,313
Chengxin | Convertible Note Due 2028
Short-term and Long-term treasury investments
Interest (as a percent)		0.00%
Term of borrowing (in year)		7 years
Investments in Chengxin
Short-term and Long-term treasury investments
Gain recorded upon the completion of deconsolidation					9,058,144
Impairment losses from equity investments accounted for using equity method					21,259,814
Fair value of investments					686,124
Assets received in connection with distribution	¥ 1,935,171
Incentive distribution, distribution					¥ 1,172,541